Income Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Income Taxes [Abstract]
Income Taxes

(11) Income Taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. The Company mainly conducts its operating business through its subsidiary in Hong Kong. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

The Company’s subsidiary incorporated in the British Virgin Islands (“BVI”) which is a BVI business company is exempt from all provisions of the Income Tax Act of the BVI (including with respect to all dividends, interests, rents, royalties, compensation and other amounts payable by the company to persons who are not persons resident in the BVI).

Hong Kong

The Company’s Hong Kong subsidiaries are subject to Hong Kong Profits Tax on taxable income reported in their statutory financial statements and adjusted in accordance with relevant Hong Kong tax laws. Hong Kong Profits Tax was calculated at 16.5% of estimated assessable profit for the six months ended March 31, 2026 and 2025. Tax losses, if any, can be carried forward to offset future profits until fully absorbed but cannot be carried back.

Significant components of income tax expense (benefit) for the six months ended March 31, 2026 and 2025 were as follows:

	2026	2025
	(Unaudited)	(Unaudited)
Provision for Income Taxes
Current Tax Provision Hong Kong	$—	$143,713
Deferred Tax (Reversal)/Provision Hong Kong	(700,850)	(1,351)
Total Provision for Income Taxes	$(700,850)	$142,362

During the six months ended March 31, 2026 and 2025, the effective income tax rate was estimated by the Company to be 15.7% and -1.0%, respectively.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	2026	2025
HK federal statutory tax rate	0.00%	16.50%
Tax effect of tax losses not recognized	8.5%	0.00%
Effect of the Hong Kong preferential tax rate	0.00%	0.2%
Other differences	7.3%	(0.5)%
Over-provision in prior year	0.00%	0.1%
Effect of income tax rate differences in other jurisdictions	0.00%	(17.3)%
Exchange-rate conversion difference	(0.10)%	0.01%
Effective tax rate	15.7%	(1.0)%

Management reviews the valuation allowance periodically and makes adjustments as warranted. A summary of deductible deferred tax items as of March 31, 2026 and September 30, 2025 follows:

	2026	2025
Deferred tax assets
Depreciation expense of property, plant and equipment	$3,087	$2,455
Allowance for inventory	339,931	17,279
Net operating loss carryforwards	374,417	—
Less: valuation allowance	—	—
Total deferred tax assets	$717,435	$19,734

As of March 31, 2026 and September 30, 2025, the Company had no deferred tax liabilities.

Uncertain tax positions

The Company evaluates uncertain tax positions, including the potential application of interest and penalties, based on their technical merits and measures the unrecognized benefits associated with those positions. As of March 31, 2026 and September 30, 2025, the Company did not have any significant unrecognized uncertain tax positions.

Taxes payable consisted of the following as of March 31, 2026 and September 30, 2025:

	2026	2025
	(Unaudited)	(Audited)
Income tax payable	$87,654	$88,214
Total tax payable	$87,654	$88,214

(12) Income Taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. The Company mainly conducts its operating business through its subsidiary in Hong Kong. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

The Company’s subsidiary incorporated in the British Virgin Islands (“BVI”) which is a BVI business company is exempt from all provisions of the Income Tax Act of the BVI (including with respect to all dividends, interests, rents, royalties, compensation and other amounts payable by the company to persons who are not persons resident in the BVI).

Hong Kong

The Company’s Hong Kong subsidiaries are subject to Hong Kong Profits Tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Hong Kong Profits Tax was calculated at 16.5%, 16.5% and 16.5% of the estimated assessable profit for the years ended September 30, 2025, 2024 and 2023. Tax losses, if any, can be carried forward to offset profits in future years until fully absorbed but cannot be carried back.

Significant components of the provisions for income taxes for the years ended September 30, 2025, 2024 and 2023 were as follows:

	2025	2024	2023
Provision for Income Taxes
Current Tax Provision Hong Kong	$232,048	$905,452	$680,424
Deferred Tax (Reversal)/Provision Hong Kong	(19,995)	(2,170)	(609)
Total Provision for Income Taxes	$212,053	$903,282	$679,815

During the years ended September 30, 2025, 2024, and 2023, the effective income tax rate was estimated by the Company to be (1.61)%,17.4% and 17.73%, respectively.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	2025	2024	2023
HK federal statutory tax rate	16.50%	16.50%	16.50%
Effect of the HK preferential tax rate	0.16%	(0.41)%	(0.56)%
Other differences	(0.66)%	1.40%	1.79%
Over-provision in prior year	0.06%	0.16%	—
Effect of income tax rate difference in other jurisdictions	17.68%	(0.11)%	0.03%
Exchange rate conversion difference	0.01%	(0.14)%	—
Effective tax rate	(1.61)%	17.40%	17.70%

Management reviews this valuation allowance periodically and will make adjustments as warranted. A summary of the otherwise deductible (or taxable) deferred tax items is as follows as of September 30, 2025, and 2024:

	2025	2024
Deferred tax assets
Depreciation expense of property, plant and equipment	$2,455	$—
Allowance for inventory	17,279	—

Less: valuation allowance	—	—
Total deferred tax assets	$19,734	$—

	2025	2024
Deferred tax liabilities
Depreciation expense of property, plant and equipment	$—	$266
Allowance for inventory	—	—

Less: valuation allowance	—	—
Total deferred tax liabilities	$—	$266

Uncertain tax positions

The Company evaluates uncertain tax position including the potential application of interest and penalties based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of September 30, 2025 and 2024, the Company did not have any significant unrecognized uncertain tax positions. All taxes were accrued and payable to the Hong Kong Government.

Taxes payable consisted of Hong Kong profits tax payable as of September 30, 2025 and 2024, as follows:

	2025	2024
Hong Kong profits tax payable	$88,214	$2,676,376
Total taxes payable	$88,214	$2,676,376